UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2007

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Skystone Advisors LLC
Address:              Two International Place
                      18th Floor
                      Boston, MA 02110

Form 13F File Number: 028-12366

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Kerry Nelson
Title:                Managing Member
Phone:                (617) 603-2081

Signature, Place, and Date of Signing:

/s/ Kerry Nelson                   Boston, MA                November 14, 2007
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          1

Confidential information has been omitted from this public Form 13F and has been filed separately with the SEC, along with a request for confidential treatment.

No.:     13F File Number:         Name:
1        028-12374                Kerry Nelson

Form 13F Information Table Entry Total:     23

Form 13F Information Table Value Total:     255,145
                                            (x$1000)

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                                  FORM 13F INFORMATION TABLE
                      NAME OF REPORTING MANAGER: SKYSTONE ADVISORS LLC
                                        As of 9/30/07

  Column 1                    Column 2    Column 3   Column 4         Column 5       Column 6    Column 7    Column 8

  Name of                     Title of     CUSIP      Value     Shares or  SH/ PUT/  Investment  Other        Voting
  Issuer                       Class       Number    (x$1000)   Principal  PRN CALL   Discretion  Managers    Authority
                                                                Amount

                                                                                                             Sole      Shared  None

ADVANCED MEDICAL OPTICS INC   COM           00763M108   1,872      61,200  SH         DEFINED    1             61,200
AMERICAN DENTAL PARTNERS      COM           025353103  27,999   1,000,847  SH         DEFINED    1          1,000,847
AMERICAN REPROGRAPHICS CO     COM           029263100   8,073     431,269  SH         DEFINED    1            431,269
AMERICAS CAR MART INC         COM           03062T105   7,863     693,708  SH         DEFINED    1            693,708
BARRETT BUSINESS SERVICES IN  COM           068463108   3,056     128,464  SH         DEFINED    1            128,464
CARTER INC                    COM           146229109  15,589     781,400  SH         DEFINED    1            781,400
CHARLES RIV LABS INTL INC     COM           159864107  21,098     375,740  SH         DEFINED    1            375,740
DAVITA INC                    COM           23918K108  27,828     440,457  SH         DEFINED    1            440,457
DJO INCORPORATED              COM           23325G104   3,192      65,000  SH         DEFINED    1             65,000
EQUIFAX INC                   COM           294429105     907      23,800  SH         DEFINED    1             23,800
HARVARD BIOSCIENCE INC        COM           416906105  20,804   4,680,245  SH         DEFINED    1          4,680,245
INTERLINE BRANDS INC          COM           458743101  16,242     706,481  SH         DEFINED    1            706,481
JACKSON HEWITT TAX SVCS INC   COM           468202106   7,046     252,012  SH         DEFINED    1            252,012
PANTRY INC                    COM           698657103   9,981     389,562  SH         DEFINED    1            389,562
PEDIATRIX MED GROUP           COM           705324101  19,915     304,418  SH         DEFINED    1            304,418
PENSON WORLDWIDE INC          COM           709600100   9,050     489,346  SH         DEFINED    1            489,346
RADIATION THERAPY SVCS INC    COM           750323206  11,786     567,340  SH         DEFINED    1            567,340
SCHEIN HENRY INC              COM           806407102   2,628      43,240  SH         DEFINED    1             43,240
SPORT SUPPLY GROUP INC DEL    COM           84916A104  13,807   1,535,800  SH         DEFINED    1          1,535,800
TRADESTATION GROUP INC        COM           89267P105   9,824     842,867  SH         DEFINED    1            842,867
VALASSIS COMMUNICATIONS INC   COM           918866104   6,414     719,100  SH         DEFINED    1            719,100
WESCO INTL INC                COM           95082P105   2,220      51,700  SH         DEFINED    1             51,700
WORLD FUEL SVCS CORP          COM           981475106   7,950     194,800  SH         DEFINED    1            194,800
